RELATED PARTY TRANSACTIONS (Details) - 12 months ended Dec. 31, 2015	USD ($)	ILS (₪)	ILS (₪)
Related Party Transaction [Line Items]
Accrued management services	$ 77,000
Bank guarantee	2,900,000
Maximum [Member]
Related Party Transaction [Line Items]
Bank guarantee	$ 131,000		₪ 510,000
Chairman [Member]
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost	60.00%	60.00%
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Bank guarantee	$ 256,000		₪ 1,000,000
Chairman and CEO [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Transaction amount | ₪		₪ 10,000
Chairman and CEO [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Transaction amount | ₪		₪ 1,965,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%	2.00%
Bonus as a percentage of revenue	0.50%	0.50%